Distribution Date:	10/13/21	COMM 2014-CCRE21 Mortgage Trust
Determination Date:	10/06/21
Next Distribution Date:	11/15/21
Record Date:	09/30/21	Commercial Mortgage Pass-Through Certificates
Series 2014-CCRE21

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	3		Helaine M. Kaplan	(212) 250-5270
Certificate Interest Reconciliation Detail	4		60 Wall Street, | New York, NY 10005
		Master Servicer	Midland Loan Services
Exchangeable Certificate Detail	5
			askmidlandls.com	(913) 253-9000
Additional Information	6
			A Division of PNC Bank, N.A.,10851 Mastin Street, Building 82 | Overland Park, KS 66210
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	LNR Partners, LLC
Bond / Collateral Reconciliation - Balances	8		LNR CMBS Notices	(305) 695-5600	lnr.cmbs.notices@lnrproperty.com
Current Mortgage Loan and Property Stratification	9-13		1601 Washington Avenue,Suite 700 | Miami Beach, FL 33139
Mortgage Loan Detail (Part 1)	14-15	Operating Advisor	Park Bridge Lender Services LLC
Mortgage Loan Detail (Part 2)	16-17		David Rodgers	(212) 230-9025
Principal Prepayment Detail	18		600 Third Avenue,40th Floor | New York, NY 10016
Historical Detail	19	Certificate Administrator	Wells Fargo Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Delinquency Loan Detail	20				trustadministrationgroup@wellsfargo.com
Collateral Stratification and Historical Detail	21		9062 Old Annapolis Road, | Columbia, MD 21045
Specially Serviced Loan Detail - Part 1	22	Controlling Class Rep.	Angelo, Gordon & Co., L.P.
Specially Serviced Loan Detail - Part 2	23		-
Modified Loan Detail	24		, | ,
Historical Liquidated Loan Detail	25
Historical Bond / Collateral Loss Reconciliation Detail	26
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	12592RBC2	1.494000%	30,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12592RBD0	3.095000%	91,176,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	12592RBE8	3.340000%	49,250,000.00	32,894,657.41	828,377.38	91,556.80	0.00	0.00	919,934.18	32,066,280.03	37.61%	30.00%
A-3	12592RBF5	3.528000%	406,965,000.00	371,820,218.29	0.00	1,093,151.44	0.00	0.00	1,093,151.44	371,820,218.29	37.61%	30.00%
A-M	12592RBJ7	3.987000%	52,583,000.00	52,583,000.00	0.00	174,707.02	0.00	0.00	174,707.02	52,583,000.00	29.49%	23.63%
B	12592RBK4	4.339000%	46,398,000.00	46,398,000.00	0.00	167,767.44	0.00	0.00	167,767.44	46,398,000.00	22.32%	18.00%
C	12592RBM0	4.421338%	37,118,000.00	37,118,000.00	0.00	136,759.34	0.00	0.00	136,759.34	37,118,000.00	16.59%	13.50%
D	12592RAL3	3.921338%	40,211,000.00	40,211,000.00	0.00	79,742.62	0.00	0.00	79,742.62	40,211,000.00	10.37%	8.63%
E	12592RAN9	3.000000%	8,248,000.00	8,248,000.00	0.00	0.00	0.00	0.00	0.00	8,248,000.00	9.10%	7.63%
F*	12592RAQ2	3.000000%	19,591,000.00	19,591,000.00	0.00	0.00	0.00	0.00	0.00	19,591,000.00	6.07%	5.25%
G	12592RAS8	3.000000%	10,310,000.00	10,310,000.00	0.00	0.00	0.00	0.00	0.00	10,310,000.00	4.48%	4.00%
H	12592RAU3	3.000000%	8,249,000.00	8,249,000.00	0.00	0.00	0.00	0.00	0.00	8,249,000.00	3.21%	3.00%
J	12592RAW9	3.000000%	24,745,357.00	20,764,855.05	0.00	0.00	0.00	1,202.92	0.00	20,763,652.13	0.00%	0.00%
R	12592RAY5	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
LR	12592RBA6	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			824,844,359.00	648,187,730.75	828,377.38	1,743,684.66	0.00	1,202.92	2,572,062.04	647,358,150.45

Notional Certificates
X-A	12592RBH1	0.854082%	629,974,000.00	457,297,875.70	0.00	325,475.04	0.00	0.00	325,475.04	456,469,498.32
X-B	12592RAA7	0.045743%	83,516,000.00	83,516,000.00	0.00	3,183.59	0.00	0.00	3,183.59	83,516,000.00
X-C	12592RAC3	0.500000%	40,211,000.00	40,211,000.00	0.00	16,754.58	0.00	0.00	16,754.58	40,211,000.00
X-D	12592RAE9	1.421338%	27,839,000.00	27,839,000.00	0.00	32,973.85	0.00	0.00	32,973.85	27,839,000.00
X-E	12592RAG4	1.421338%	18,559,000.00	18,559,000.00	0.00	21,982.17	0.00	0.00	21,982.17	18,559,000.00
X-F	12592RAJ8	1.421338%	24,745,357.00	20,764,855.05	0.00	24,594.89	0.00	0.00	24,594.89	20,763,652.13
Notional SubTotal			824,844,357.00	648,187,730.75	0.00	424,964.12	0.00	0.00	424,964.12	647,358,150.45

Deal Distribution Total					828,377.38	2,168,648.78	0.00	1,202.92	2,997,026.16

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 2 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12592RBC2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12592RBD0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	12592RBE8	667.91182558	16.81984528	1.85902132	0.00000000	0.00000000	0.00000000	0.00000000	18.67886660	651.09198030
A-3	12592RBF5	913.64175860	0.00000000	2.68610677	0.00000000	0.00000000	0.00000000	0.00000000	2.68610677	913.64175860
A-M	12592RBJ7	1,000.00000000	0.00000000	3.32250005	0.00000000	0.00000000	0.00000000	0.00000000	3.32250005	1,000.00000000
B	12592RBK4	1,000.00000000	0.00000000	3.61583344	0.00000000	0.00000000	0.00000000	0.00000000	3.61583344	1,000.00000000
C	12592RBM0	1,000.00000000	0.00000000	3.68444798	0.00000000	0.00000000	0.00000000	0.00000000	3.68444798	1,000.00000000
D	12592RAL3	1,000.00000000	0.00000000	1.98310462	1.28467683	5.39265176	0.00000000	0.00000000	1.98310462	1,000.00000000
E	12592RAN9	1,000.00000000	0.00000000	0.00000000	2.50000000	15.00000000	0.00000000	0.00000000	0.00000000	1,000.00000000
F	12592RAQ2	1,000.00000000	0.00000000	0.00000000	2.50000000	22.81917819	0.00000000	0.00000000	0.00000000	1,000.00000000
G	12592RAS8	1,000.00000000	0.00000000	0.00000000	2.50000000	27.76013385	0.00000000	0.00000000	0.00000000	1,000.00000000
H	12592RAU3	1,000.00000000	0.00000000	0.00000000	2.50000000	48.94406716	0.00000000	0.00000000	0.00000000	1,000.00000000
J	12592RAW9	839.14146197	0.00000000	0.00000000	2.09785375	53.38244504	0.00000000	0.04861195	0.00000000	839.09285002
R	12592RAY5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
LR	12592RBA6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12592RBH1	725.89960173	0.00000000	0.51664837	0.00000000	0.00000000	0.00000000	0.00000000	0.51664837	724.58466273
X-B	12592RAA7	1,000.00000000	0.00000000	0.03811952	0.00000000	0.00000000	0.00000000	0.00000000	0.03811952	1,000.00000000
X-C	12592RAC3	1,000.00000000	0.00000000	0.41666658	0.00000000	0.00000000	0.00000000	0.00000000	0.41666658	1,000.00000000
X-D	12592RAE9	1,000.00000000	0.00000000	1.18444808	0.00000000	0.00000000	0.00000000	0.00000000	1.18444808	1,000.00000000
X-E	12592RAG4	1,000.00000000	0.00000000	1.18444798	0.00000000	0.00000000	0.00000000	0.00000000	1.18444798	1,000.00000000
X-F	12592RAJ8	839.14146197	0.00000000	0.99391938	0.00000000	0.00000000	0.00000000	0.00000000	0.99391938	839.09285002

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 3 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	09/01/21 - 09/30/21	30	0.00	91,556.80	0.00	91,556.80	0.00	0.00	0.00	91,556.80	0.00
A-3	09/01/21 - 09/30/21	30	0.00	1,093,151.44	0.00	1,093,151.44	0.00	0.00	0.00	1,093,151.44	0.00
X-A	09/01/21 - 09/30/21	30	0.00	325,475.04	0.00	325,475.04	0.00	0.00	0.00	325,475.04	0.00
X-B	09/01/21 - 09/30/21	30	0.00	3,183.59	0.00	3,183.59	0.00	0.00	0.00	3,183.59	0.00
X-C	09/01/21 - 09/30/21	30	0.00	16,754.58	0.00	16,754.58	0.00	0.00	0.00	16,754.58	0.00
X-D	09/01/21 - 09/30/21	30	0.00	32,973.85	0.00	32,973.85	0.00	0.00	0.00	32,973.85	0.00
X-E	09/01/21 - 09/30/21	30	0.00	21,982.17	0.00	21,982.17	0.00	0.00	0.00	21,982.17	0.00
X-F	09/01/21 - 09/30/21	30	0.00	24,594.89	0.00	24,594.89	0.00	0.00	0.00	24,594.89	0.00
A-M	09/01/21 - 09/30/21	30	0.00	174,707.02	0.00	174,707.02	0.00	0.00	0.00	174,707.02	0.00
B	09/01/21 - 09/30/21	30	0.00	167,767.44	0.00	167,767.44	0.00	0.00	0.00	167,767.44	0.00
C	09/01/21 - 09/30/21	30	0.00	136,759.34	0.00	136,759.34	0.00	0.00	0.00	136,759.34	0.00
D	09/01/21 - 09/30/21	30	165,185.78	131,400.76	0.00	131,400.76	51,658.14	0.00	0.00	79,742.62	216,843.92
E	09/01/21 - 09/30/21	30	103,100.00	20,620.00	0.00	20,620.00	20,620.00	0.00	0.00	0.00	123,720.00
F	09/01/21 - 09/30/21	30	398,073.02	48,977.50	0.00	48,977.50	48,977.50	0.00	0.00	0.00	447,050.52
G	09/01/21 - 09/30/21	30	260,431.98	25,775.00	0.00	25,775.00	25,775.00	0.00	0.00	0.00	286,206.98
H	09/01/21 - 09/30/21	30	383,117.11	20,622.50	0.00	20,622.50	20,622.50	0.00	0.00	0.00	403,739.61
J	09/01/21 - 09/30/21	30	1,269,055.52	51,912.14	0.00	51,912.14	51,912.14	0.00	0.00	0.00	1,320,967.66
Totals			2,578,963.41	2,388,214.06	0.00	2,388,214.06	219,565.28	0.00	0.00	2,168,648.78	2,798,528.69

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 4 of 28

				Exchangeable Certificate Detail
			Original
		Pass-Through	Exchangeable				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-M (Cert)	12592RBJ7	3.987000%	52,583,000.00	52,583,000.00	0.00	174,707.02	0.00	0.00	174,707.02	52,583,000.00
A-M (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	12592RBK4	4.339000%	46,398,000.00	46,398,000.00	0.00	167,767.44	0.00	0.00	167,767.44	46,398,000.00
B (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	12592RBM0	4.421338%	37,118,000.00	37,118,000.00	0.00	136,759.34	0.00	0.00	136,759.34	37,118,000.00
C (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			136,099,000.03	136,099,000.00	0.00	479,233.80	0.00	0.00	479,233.80	136,099,000.00

Exchangeable Certificate Details
PEZ	12592RBL2	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 5 of 28

Additional Information
Total Available Distribution Amount (1)	2,997,026.16
(1) The Available Distribution Amount includes any Prepayment Penalties.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,400,948.71	Master Servicing Fee	5,742.71
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	0.00
Interest Adjustments	0.00	Trustee Fee	2,970.86
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	270.08
ARD Interest	0.00	Operating Advisor Fee	1,563.72
Net Prepayment Interest Excess / (Shortfall)	0.00	CCRE Strip - Cantor Commercial Real Estate Lending, L.P.	2,187.28
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,400,948.71	Total Fees	12,734.66

Principal		Expenses/Reimbursements
Scheduled Principal	829,580.30	Reimbursement for Interest on Advances	18.64
Unscheduled Principal Collections		ASER Amount	191,239.72
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	28,306.92
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	(1,202.92)	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	828,377.38	Total Expenses/Reimbursements	219,565.28

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,168,648.78
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	828,377.38
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,997,026.16
Total Funds Collected	3,229,326.09	Total Funds Distributed	3,229,326.10

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	648,187,730.75	648,187,730.75	Beginning Certificate Balance	648,187,730.75
(-) Scheduled Principal Collections	829,580.30	829,580.30	(-) Principal Distributions	828,377.38
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	1,202.92
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	1,202.92
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	1,202.92	1,202.92	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	647,358,150.45	647,358,150.45	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	650,922,610.03	650,922,610.03	Ending Certificate Balance	647,358,150.45
Ending Actual Collateral Balance	650,499,825.74	650,499,825.74

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.42%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential				Page 8 of 28

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	8	154,396,834.23	23.85%	37	4.2917	NAP	Defeased	8	154,396,834.23	23.85%	37	4.2917	NAP
	7,499,999 or less	21	73,045,941.21	11.28%	37	4.6374	1.706009	1.29 or less	10	179,089,761.89	27.66%	36	4.4860	0.551936
7,500,000 to 14,999,999		11	108,663,802.55	16.79%	32	4.5645	1.869190	1.30 to 1.34	0	0.00	0.00%	0	0.0000	0.000000
15,000,000 to 24,999,999		8	138,251,522.13	21.36%	38	4.5726	1.947279	1.35 to 1.44	3	16,412,494.22	2.54%	37	4.5981	1.408827
25,000,000 to 49,999,999		3	113,000,050.33	17.46%	36	4.4272	0.850936	1.45 to 1.74	11	140,572,065.47	21.71%	37	4.6144	1.512057
50,000,000 to 74,999,999		1	60,000,000.00	9.27%	35	4.1250	0.340000	1.75 to 1.99	5	40,147,869.59	6.20%	22	4.2641	1.810014
	75,000,000 or greater	0	0.00	0.00%	0	0.0000	0.000000	2.00 to 2.99	12	93,133,687.04	14.39%	38	4.4419	2.332691
	Totals	52	647,358,150.45	100.00%	36	4.4447	1.494747	3.00 or greater	3	23,605,438.01	3.65%	37	4.3331	3.772799
								Totals	52	647,358,150.45	100.00%	36	4.4447	1.494747
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	8	154,396,834.23	23.85%	37	4.2917	NAP
							Defeased	8	154,396,834.23	23.85%	37	4.2917	NAP
California	3	32,647,664.49	5.04%	37	4.4142	1.886248
							Industrial	1	16,787,943.57	2.59%	37	4.4700	1.550000
Colorado	1	1,968,431.69	0.30%	37	4.5675	2.030000
							Lodging	8	121,239,889.10	18.73%	36	4.3285	0.691979
Florida	5	103,449,081.00	15.98%	36	4.2644	1.035471
							Mixed Use	2	15,201,997.01	2.35%	38	4.7158	0.975732
Georgia	1	2,497,947.25	0.39%	36	5.3600	1.540000
							Mobile Home Park	2	7,644,937.66	1.18%	37	4.5310	1.514132
Guam	9	12,740,092.88	1.97%	37	5.5000	1.450000
							Multi-Family	17	103,274,078.23	15.95%	37	4.7308	1.399950
Hawaii	1	48,000,000.00	7.41%	37	4.2000	1.510000
							Office	4	31,161,716.93	4.81%	38	4.5543	1.997549
Indiana	1	3,713,778.71	0.57%	37	4.6100	1.210000
							Retail	17	160,036,708.44	24.72%	33	4.4375	1.742296
Kansas	1	17,014,111.50	2.63%	37	4.4000	1.460000
							Self Storage	7	37,614,045.31	5.81%	38	4.4631	2.433081
Louisiana	4	20,262,606.40	3.13%	7	4.0518	2.053439
							Totals	66	647,358,150.45	100.00%	36	4.4447	1.494747
Michigan	1	1,855,438.01	0.29%	38	5.0800	3.140000

Minnesota	1	2,905,880.75	0.45%	37	4.7000	1.390000

Mississippi	1	4,348,279.37	0.67%	37	4.8420	1.440000

Nevada	1	7,731,750.51	1.19%	38	4.5000	2.220000

New Mexico	1	11,488,218.30	1.77%	38	4.7500	0.900000

New York	2	39,611,582.34	6.12%	35	4.5527	1.243015

North Dakota	1	1,535,864.52	0.24%	38	4.6500	1.790000

Ohio	3	22,535,114.73	3.48%	37	4.4067	2.060971

Pennsylvania	2	27,926,029.24	4.31%	38	4.7991	1.173940

Puerto Rico	2	15,754,934.26	2.43%	38	5.5000	1.530000

South Carolina	1	5,152,055.35	0.80%	37	4.5875	1.080000

Texas	11	81,241,408.68	12.55%	37	4.5235	1.196269

Virgin Islands	1	4,002,408.83	0.62%	37	4.8500	2.030000

Washington	4	24,578,637.44	3.80%	38	4.4669	2.654170

Totals	66	647,358,150.45	100.00%	36	4.4447	1.494747

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	8	154,396,834.23	23.85%	37	4.2917	NAP	Defeased	8	154,396,834.23	23.85%	37	4.2917	NAP
	4.4999% or greater	17	278,901,124.77	43.08%	35	4.2699	1.688861	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.7499%	17	130,540,850.78	20.17%	37	4.5993	1.028500	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% or greater	10	83,519,340.67	12.90%	38	5.0695	1.295675	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	52	647,358,150.45	100.00%	36	4.4447	1.494747	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
								49 months or greater	44	492,961,316.22	76.15%	36	4.4926	1.447376
								Totals	52	647,358,150.45	100.00%	36	4.4447	1.494747
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	8	154,396,834.23	23.85%	37	4.2917	NAP	Defeased	8	154,396,834.23	23.85%	37	4.2917	NAP
	60 months or less	44	492,961,316.22	76.15%	36	4.4926	1.447376	Interest Only	7	151,675,000.00	23.43%	36	4.2158	1.512048
61 months to 118 months		0	0.00	0.00%	0	0.0000	0.000000	299 months or less	37	341,286,316.22	52.72%	35	4.6157	1.418634
	119 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 months to 359 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	52	647,358,150.45	100.00%	36	4.4447	1.494747	360 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	52	647,358,150.45	100.00%	36	4.4447	1.494747
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	8	154,396,834.23	23.85%	37	4.2917	NAP				None
Underwriter's Information		4	56,395,643.64	8.71%	37	4.9624	2.224110
	12 months or less	36	343,781,533.73	53.11%	37	4.4623	1.296599
	13 to 24 months	3	82,562,469.99	12.75%	37	4.3960	1.491072
	25 months or greater	1	10,221,668.86	1.58%	(23)	3.7000	1.880000
	Totals	52	647,358,150.45	100.00%	36	4.4447	1.494747
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 13 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
01A1	30308504	OF	Cambridge	MA	Actual/360	4.020%	134,000.00	0.00	0.00	N/A	10/06/24	--	40,000,000.00	40,000,000.00	10/06/21
01A2	30308545	OF	Cambridge	MA	Actual/360	4.020%	134,000.00	0.00	0.00	N/A	10/06/24	--	40,000,000.00	40,000,000.00	10/06/21
2	30308505	LO	Miami Beach	FL	Actual/360	4.125%	206,250.00	0.00	0.00	N/A	09/06/24	--	60,000,000.00	60,000,000.00	10/06/21
3	30294306	RT	Waikoloa	HI	Actual/360	4.200%	168,000.00	0.00	0.00	N/A	11/06/24	--	48,000,000.00	48,000,000.00	05/06/21
5	30308507	MF	Watertown	NY	Actual/360	4.580%	128,511.09	59,446.71	0.00	N/A	09/06/24	--	33,671,029.05	33,611,582.34	10/06/21
6	30308508	MF	Dallas	TX	Actual/360	4.560%	134,014.31	50,953.71	0.00	N/A	12/06/24	--	35,266,923.95	35,215,970.24	10/06/21
7	30294550	LO	College Station	TX	Actual/360	4.611%	120,849.96	62,398.84	0.00	N/A	11/06/24	--	31,450,866.83	31,388,467.99	10/06/19
9	30294388	MF	Philadelphia	PA	Actual/360	4.850%	93,851.35	36,224.69	0.00	N/A	12/06/24	--	23,220,953.71	23,184,729.02	07/06/20
10	30308510	RT	Springdale	OH	Actual/360	4.350%	63,337.26	35,976.19	0.00	N/A	11/06/24	--	17,472,348.23	17,436,372.04	10/06/21
11	30308511	MF	Charlottesville	VA	Actual/360	4.583%	68,568.04	27,618.19	0.00	N/A	11/06/24	--	17,953,664.24	17,926,046.05	10/06/21
12	30294703	RT	Various	PR	Actual/360	5.500%	72,398.98	41,207.21	0.00	N/A	12/05/24	--	15,796,141.47	15,754,934.26	10/05/21
13	30308512	IN	Upland	CA	Actual/360	4.470%	62,639.54	28,041.28	0.00	N/A	11/06/24	--	16,815,984.85	16,787,943.57	10/06/21
14	30308513	MF	Lauderhill	FL	Actual/360	4.293%	55,821.91	32,197.28	0.00	N/A	12/06/24	--	15,601,790.38	15,569,593.10	10/06/21
15	30308514	RT	Shawnee	KS	Actual/360	4.400%	62,473.01	23,983.36	0.00	N/A	11/06/24	--	17,038,094.86	17,014,111.50	10/06/21
16	30308515	OF	Orlando	FL	Actual/360	4.440%	61,154.40	24,377.10	0.00	N/A	12/06/24	--	16,528,215.74	16,503,838.64	10/06/21
17	30308516	LO	Amarillo	TX	Actual/360	4.200%	56,000.00	0.00	0.00	N/A	11/06/24	--	16,000,000.00	16,000,000.00	10/06/21
19	30294495	MF	Various	GU	Actual/360	5.500%	58,545.94	33,567.18	0.00	N/A	11/06/24	--	12,773,660.05	12,740,092.87	10/06/21
20	30294523	RT	Harvey	LA	Actual/360	3.700%	31,616.24	32,248.02	0.00	N/A	11/06/19	--	10,253,916.88	10,221,668.86	12/06/19
21	30294714	RT	Culver City	CA	Actual/360	4.298%	40,963.65	59,295.55	0.00	N/A	12/06/24	--	11,437,036.52	11,377,740.97	05/06/21
22	30294647	MU	Santa Fe	NM	Actual/360	4.750%	45,562.28	22,251.87	0.00	N/A	12/06/24	--	11,510,470.17	11,488,218.30	03/06/20
23	30294713	OF	Various	TX	Actual/360	4.700%	46,685.37	19,051.97	0.00	N/A	12/06/24	--	11,919,668.48	11,900,616.51	10/06/21
25	30294512	RT	Various	LA	Actual/360	4.410%	36,962.67	16,932.65	0.00	N/A	11/05/24	--	10,057,870.19	10,040,937.54	10/05/21
26	30308518	RT	San Antonio	TX	Actual/360	4.450%	34,022.78	16,349.10	0.00	N/A	11/06/24	--	9,174,683.20	9,158,334.10	10/06/21
27	30294652	MF	Spring Hill	FL	Actual/360	4.680%	31,563.81	13,841.23	0.00	N/A	12/05/24	--	8,093,284.12	8,079,442.89	10/05/21
28	30308519	RT	Reno	NV	Actual/360	4.500%	29,048.54	14,526.40	0.00	N/A	12/06/24	--	7,746,276.91	7,731,750.51	10/06/21
29	30308520	MF	Dallas	TX	Actual/360	4.690%	29,614.66	14,775.92	0.00	N/A	12/06/24	--	7,577,311.47	7,562,535.55	10/06/21
31	30308522	SS	Auburn	WA	Actual/360	4.463%	31,181.72	0.00	0.00	N/A	12/06/24	--	8,385,000.00	8,385,000.00	10/06/21
32	30308523	SS	San Marcos	CA	Actual/360	4.490%	25,529.43	13,692.65	0.00	N/A	12/01/24	--	6,823,010.19	6,809,317.54	10/01/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 14 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
34	30308524	SS	Seattle	WA	Actual/360	4.463%	28,039.38	0.00	0.00	N/A	12/06/24	--	7,540,000.00	7,540,000.00	10/06/21
35	30294723	MF	Arlington	TX	Actual/360	4.723%	22,989.39	11,333.99	0.00	N/A	12/06/24	--	5,840,428.31	5,829,094.32	10/06/21
36	30294490	LO	Anderson	SC	Actual/360	4.588%	19,753.29	15,016.97	0.00	N/A	11/06/24	--	5,167,072.30	5,152,055.33	10/06/21
37	30308525	SS	Garden City	NY	Actual/360	4.400%	22,000.00	0.00	0.00	N/A	11/06/24	--	6,000,000.00	6,000,000.00	10/06/21
38	30308526	SS	Burien	WA	Actual/360	4.463%	21,382.81	0.00	0.00	N/A	12/06/24	--	5,750,000.00	5,750,000.00	10/06/21
39	30308527	MH	Harrisburg	PA	Actual/360	4.550%	18,013.48	9,508.19	0.00	N/A	11/06/24	--	4,750,808.41	4,741,300.22	10/06/21
40	30308528	LO	Burleson	TX	Actual/360	4.750%	17,272.03	12,374.07	0.00	N/A	12/01/24	--	4,363,460.46	4,351,086.39	10/01/21
41	30308529	LO	Brookhaven	MS	Actual/360	4.842%	17,595.05	12,326.87	0.00	N/A	11/06/24	--	4,360,606.24	4,348,279.37	10/06/21
42	30308530	SS	Corona	CA	Actual/360	4.500%	16,841.17	8,999.78	0.00	N/A	12/01/24	--	4,490,979.73	4,481,979.95	10/01/21
43	30308531	RT	St. John	VI	Actual/360	4.850%	16,215.60	9,699.18	0.00	N/A	11/06/24	--	4,012,108.01	4,002,408.83	10/06/21
44	30308532	MF	McAllen	TX	Actual/360	4.537%	15,166.80	7,479.96	0.00	N/A	12/06/24	--	4,011,053.24	4,003,573.28	10/06/21
45	30308533	MU	Indianapolis	IN	Actual/360	4.610%	14,295.47	7,383.88	0.00	N/A	11/06/24	--	3,721,162.59	3,713,778.71	10/06/21
47	30294196	RT	Port Saint Lucie	FL	Actual/360	4.768%	13,122.67	6,479.81	0.00	N/A	09/06/24	--	3,302,686.18	3,296,206.37	10/06/21
48	30308535	SS	Schertz	TX	Actual/360	4.440%	11,551.01	6,309.98	0.00	N/A	12/01/24	--	3,121,894.43	3,115,584.45	10/01/21
50	30308537	OF	Worthington	OH	Actual/360	4.610%	10,613.42	5,449.78	0.00	N/A	12/06/24	--	2,762,711.56	2,757,261.78	10/06/21
51	30308538	MH	Spanaway	WA	Actual/360	4.500%	10,906.64	4,800.60	0.00	N/A	12/06/24	--	2,908,438.04	2,903,637.44	10/06/21
52	30294608	MF	Baxter	MN	Actual/360	4.700%	11,399.69	4,678.08	0.00	N/A	11/06/24	--	2,910,558.83	2,905,880.75	10/06/21
53	30294319	RT	Augusta	GA	Actual/360	5.360%	11,177.49	4,475.53	0.00	N/A	10/05/24	--	2,502,422.78	2,497,947.25	10/05/21
54	30308539	SS	Toledo	OH	Actual/360	4.590%	8,972.77	4,340.45	0.00	N/A	12/01/24	--	2,345,821.36	2,341,480.91	10/01/21
55	30308540	RT	Colorado Springs	CO	Actual/360	4.567%	7,514.23	5,749.97	0.00	N/A	11/06/24	--	1,974,181.66	1,968,431.69	10/06/21
56	30308541	MF	White Lake Township	MI	Actual/360	5.080%	7,876.22	5,087.51	0.00	N/A	12/06/24	--	1,860,525.52	1,855,438.01	10/06/21
57	30308542	RT	Fargo	ND	Actual/360	4.650%	5,968.59	4,416.02	0.00	N/A	12/06/24	--	1,540,280.54	1,535,864.52	10/06/21
58	30308543	MF	McAllen	TX	Actual/360	4.688%	5,180.99	2,587.31	0.00	N/A	12/06/24	--	1,326,333.27	1,323,745.96	10/06/21
59	30308544	OF	Ann Arbor	MI	Actual/360	4.470%	3,933.58	2,125.27	0.00	N/A	12/01/24	--	1,055,995.80	1,053,870.53	10/01/21
Totals							2,400,948.71	829,580.30	0.00				648,187,730.75	647,358,150.45
(1) Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
01A1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
01A2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
2	6,568,248.09	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	12,763,896.44	0.00	--	--	05/06/21	27,324,174.64	487,155.86	71,939.24	368,624.13	0.00	0.00
5	20,800,214.24	21,778,509.76	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
7	(596,625.00)	(239,584.52)	01/01/21	03/31/21	08/06/21	24,343,471.17	1,605,235.46	88,932.44	2,789,474.15	338,943.29	0.00
9	1,673,214.81	0.00	--	--	06/07/21	0.00	0.00	129,427.79	1,949,651.61	0.00	0.00
10	12,014,314.48	22,124,772.56	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
12	2,237,796.50	2,248,046.80	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	3,669,176.26	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,785,301.69	1,955,367.94	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,646,134.12	1,633,198.44	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,610,781.72	2,662,512.08	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,412,914.46	3,595,417.52	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	15,381,802.99	6,860,182.16	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	--	--	04/06/21	0.00	40,703.84	63,748.90	1,363,197.85	153,040.47	0.00
21	2,062,133.62	0.00	--	--	03/08/21	0.00	0.00	99,749.30	720,525.18	0.00	0.00
22	741,841.96	0.00	--	--	11/06/20	581,354.26	27,747.30	65,044.36	1,254,234.59	144,813.72	0.00
23	1,388,012.18	1,404,429.55	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,587,883.90	2,046,392.10	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,708,328.14	449,983.04	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	981,032.02	1,026,243.24	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,199,074.22	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
31	985,273.65	1,109,643.32	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
34	859,078.40	897,270.02	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	715,933.70	585,023.74	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
36	499,523.00	547,267.00	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	337,638.53	422,145.46	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	785,251.93	826,035.08	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	577,691.65	594,330.17	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	280,974.61	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	429,627.31	590,643.03	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
42	491,345.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	2,948,223.46	3,826,791.60	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
44	472,187.22	455,195.80	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
45	354,423.70	362,248.42	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
47	286,712.58	77,930.09	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
48	374,553.55	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
50	395,026.43	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
51	190,914.04	208,774.87	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
52	304,138.04	287,890.89	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
53	307,769.11	304,905.07	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
54	379,755.38	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
55	263,274.43	352,102.76	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
56	504,426.74	511,771.80	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
57	554,857.54	519,096.34	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
58	235,941.21	241,072.25	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
59	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	105,170,018.05	80,265,608.38				52,249,000.07	2,160,842.46	518,842.02	8,445,707.51	636,797.48	0.00
1 Defeasance Status							2 Event Flag
F - Full Defeasance			P - Partial Defeasance				ABC - Loan going into default
N - No Defeasance has Occurred			X - Defeasance not Allowable				XYZ - Loan approaching maturity

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
(1) Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More	Foreclosure			REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/13/21	0	0.00	0	0.00	5	125,439,156.28	0	0.00	1	31,388,467.99	0	0.00	0	0.00	0	0.00	4.444704%	4.421133%	36
09/13/21	0	0.00	0	0.00	5	125,619,327.23	0	0.00	1	31,450,866.83	1	23,220,953.71	0	0.00	0	0.00	4.444914%	4.421338%	37
08/12/21	0	0.00	0	0.00	5	125,529,658.78	0	0.00	1	31,509,006.49	1	11,235,621.08	0	0.00	0	0.00	4.445165%	4.421597%	38
07/12/21	0	0.00	0	0.00	5	125,672,751.27	0	0.00	1	31,566,916.22	0	0.00	1	350,000.00	0	0.00	4.445362%	4.421791%	39
06/11/21	0	0.00	0	0.00	5	125,825,306.33	0	0.00	1	31,628,632.00	0	0.00	0	0.00	0	0.00	4.445173%	4.421604%	40
05/12/21	0	0.00	0	0.00	5	125,967,227.84	0	0.00	1	31,686,068.62	0	0.00	0	0.00	0	0.00	4.445369%	4.421797%	41
04/12/21	0	0.00	0	0.00	5	126,118,654.03	0	0.00	1	31,747,328.31	0	0.00	0	0.00	0	0.00	4.445579%	4.422004%	42
03/12/21	0	0.00	0	0.00	5	126,259,413.69	0	0.00	1	31,804,295.50	0	0.00	0	0.00	1	400,000.00	4.445772%	4.422194%	43
02/12/21	0	0.00	0	0.00	5	126,429,935.21	0	0.00	1	31,873,236.25	0	0.00	0	0.00	0	0.00	4.445555%	4.421979%	44
01/12/21	0	0.00	0	0.00	5	126,569,461.20	0	0.00	1	31,929,705.49	0	0.00	0	0.00	0	0.00	4.445747%	4.422168%	45
12/11/20	0	0.00	0	0.00	5	126,708,434.78	0	0.00	1	31,985,951.40	1	16,000,000.00	1	1,515,615.92	0	0.00	4.445937%	4.422356%	46
11/13/20	0	0.00	0	0.00	5	126,857,019.11	0	0.00	2	32,046,063.20	1	34,236,409.91	0	0.00	1	3,816,536.58	4.444425%	4.420864%	47
(1) Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																		Page 19 of 28

					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
3	30294306	05/06/21	4	6	71,939.24	368,624.13	78,040.67	48,000,000.00	09/15/20	2
7	30294550	10/06/19	23	6	88,932.44	2,789,474.15	1,745,179.68	32,778,617.76	08/02/19	7			06/02/20
9	30294388	07/06/20	14	6	129,427.79	1,949,651.61	50,472.40	23,691,542.98	10/14/20	98
20	30294523	12/06/19	21	5	63,748.90	1,363,197.85	215,370.38	10,806,322.57	01/03/20	2
21	30294714	05/06/21	4	6	99,749.30	720,525.18	165.00	11,643,105.18	07/10/20	1
22	30294647	03/06/20	18	6	65,044.36	1,254,234.59	198,174.24	11,882,911.94	06/26/20	9
Totals					518,842.02	8,445,707.51	2,287,402.37	138,802,500.43
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 20 of 28

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		10,221,669	0	10,221,669		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		179,405,736	179,405,736	0		0
37 - 48 Months		457,730,746	332,291,589	94,050,688		31,388,468
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-21	647,358,150	511,697,325	0	0	104,272,357	31,388,468
Sep-21	648,187,731	512,314,487	0	0	104,422,377	31,450,867
Aug-21	648,701,776	512,887,105	0	0	104,305,664	31,509,006
Jul-21	649,446,191	513,457,431	0	0	104,421,843	31,566,916
Jun-21	650,589,971	514,067,774	0	0	104,893,565	31,628,632
May-21	651,327,181	514,633,375	0	0	105,007,738	31,686,069
Apr-21	652,115,092	515,239,163	0	0	105,128,600	31,747,328
Mar-21	652,846,261	515,800,076	0	0	105,241,889	31,804,296
Feb-21	654,134,867	516,486,580	0	0	105,775,050	31,873,236
Jan-21	654,858,347	517,042,503	0	0	105,886,139	31,929,705
Dec-20	655,578,962	517,596,200	0	0	105,996,810	31,985,951
Nov-20	657,864,390	518,190,514	0	0	107,627,813	32,046,063
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential							Page 21 of 28

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
3	30294306	48,000,000.00	48,000,000.00		02/02/21	12,377,368.44	1.51000	06/30/20	11/06/24	I/O
7	30294550	31,388,467.99	32,778,617.76	16,900,000.00	04/16/21	(283,528.71)	(0.52000)	03/31/21	11/06/24	276
9	30294388	23,184,729.02	23,691,542.98	34,675,000.00	01/21/21	1,637,283.81	1.05000	06/30/20	12/06/24	277
20	30294523	10,221,668.86	10,806,322.57	15,300,000.00	01/09/21	1,442,101.72	1.88000	09/30/19	11/06/19	277
21	30294714	11,377,740.97	11,643,105.18	19,000,000.00	11/09/20	2,033,194.62	2.31000	06/30/20	12/06/24	217
22	30294647	11,488,218.30	11,882,911.94	12,300,000.00	08/26/20	735,742.96	0.90000	12/31/20	12/06/24	277
Totals		135,660,825.14	138,802,500.43	98,175,000.00		17,942,162.84

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 22 of 28

					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
3	30294306	RT	HI	09/15/20	2

10/6/2021 - The Loan transferred to Special Servicing on September 15, 2020 due to 60+ payment delinquency. The Property, known as King's Shops, is a 69,023 SF resort retail center, completed in 1991 on a 13.8 acres within a 1,150-acre master planned Waikoloa Beach Resort community in Waikoloa, HI. The collateral consists of 8, one-story buildings, with an open-air mall design, and a gas station/convenience store out-parcel. Property was formerly anchored by Macy’s

(10,008 SF) and features 43 upscale ret ail and restaurant offerings including national brands. Borrower has stated it is unable to cover shortfalls due to cash flow issues resulting from the effects of COVID-19 and its impact on tourism in Hawaii.

The Lender will simultaneously dual track foreclosure/receivership proceedings while continuing discussions with the Borrower until a resolution is reached. FC/receivership has been filed. Receivership order was granted by the court, and

	receiver is in control of the Property.
7	30294550	LO	TX	08/02/19	7

10/6/2021 - REO Title Date: 6/2/2020. Description of Collateral: The subject is a 7.02-acre (305,704-square-foot) parcel improved with a full-service lodging facility known as the Hilton College Station. The property, which opened in 1985, features 303 rooms, a restaurant, a bar, and a lobby market, 22,994 square feet of meeting space, an outdoor pool, an outdoor whirlpool, a fitness center (currently closed), three lobby workstations, a gift shop, a guest laundry room, and vending areas. Franchise agreement expires 10/31/2029. Amenities include a fitness room, indoor pool, 18K SF of meeting/banquet space, and a restaurant/lounge. Property is managed by GF Hotels & Resorts. Crossed with or is a Companion Loan to: No. Deferred Maintenance / Repair Issue s: Roof replacement and mold remediation work complete. Operations Summary: TTM 12/2020 Occ 23.0% (77.5% index), ADR $109.64 (140.6% index) and RevPAR $25.27 (115.9% index). TTM

	9/2019: Occ 56.6^, ADR $132.27, RevPAR $74.97, Total Rev $12.57MM, GOP $25 .7%, EBITDA w.4% RR $1,52MM/12.1%. Marketing Summary: New REO. Property is not on the market.
9	30294388	MF	PA	10/14/20	98

10/6/2021 - Loan transferred on 10/15/20 after Borrower failed to make the 8/6/20 payment. Borrower has been unresponsive to Lender's request for additional information and stopped remitting rents to the lockbox account. Collateral consists of a mid-rise , multifamily complex known as Marine Club Apartments in Philadelphia, PA. The Marine Club is a fractured condo community with a total of 301 units, 204-units of which are collateral for the Loan with the remaining 97 units owned by individual condo owner s. Legal counsel was retained to file for foreclosure and/or receivership. Notice of Acceleration and Demand for Rents was sent on 2/1/21. The foreclosure complaint was filed on 4/12/21 and motion for the appointment of receiver was filed on 6/23/21. The Preferred Equity Holder has initiated a process to replace the manager of Borrower. Lender is dual tracking the foreclosure process while discussing workout alternatives with Borrower and/or its replacement

	manager.
20	30294523	RT	LA	01/03/20	2

10/6/2021 - The Loan transferred to Special Servicing on 1/3/2020 due to Maturity Default as the Borrower was unable to pay off the loan at the 11/6/2019 maturity. The Collateral is a 137,315 square foot community retail center completed in

2003 and 2004 situated on a 16.154-acre site in Harvey, Louisiana. Subject is shadow-anchored by a Target Superstore and is 10 minutes from the New Orleans CBD and is located on Manhattan Boulevard, a 2.5 mile retail corridor. Subject is reportedly 74.72% occupied with an annualized NOI of $1,154,580 as of 09/30/2019. Leases at the property include; Ross Dress for Less, with 30,187 Sq Ft comprising 22.0% of the property's nrsf, expiring 01/31/2025, K&G Fashion

Superstore, with 20,000 Sq Ft comprising 14.6% of the property's nrsf, expiring 02/28/2022 and Dollar Tree, with 8,954 Sq Ft comprising 6.5% of the property's nrsf, expiring 02/28/2026. The Lender will dual track foreclosure proceedings while

	continuing discussions with Borrower until a resolution is reached. A receiver was appointed and is now in control of the Property. A foreclosure sale is projected to occur in December 2021.

21	30294714	RT	CA	07/10/20	1

10/6/2021 - The loan is 60+days delinquent. Subject is a 12-screen, 41,341 SF movie theater in Culver City, CA (western LA County). Sole tenant is currently not paying rent and is not open for business. Lender and Borrower have agreed on a short-term loan modification. Borrower has made all required Debt Service payments and has brought deferred principal current. Lender Consent Agreement to the replacement tenant lease is fully executed. Lender will begin to close

	modification.

22	30294647	MU	NM	06/26/20	9

10/6/2021 - The loan is 60+ days delinquent. 3-story, contemporary Pueblo style retail property situated on a 0.37 acres. Property includes a mix of art galleries, souvenir / jewelry stores, clothing stores and storage space. COVID Modification

	funded. Loan will be monitored.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
5	30308507	0.00	4.58000%	0.00	4.58000%	8	09/22/20	09/22/20	10/07/20
9	30294388	0.00	4.85000%	0.00	4.85000%	8	05/28/21	05/28/21	08/18/21
12	30294703	16,300,797.17	5.50000%	16,300,797.17	5.50000%	8	08/12/20	08/12/20	08/13/20
17	30308516	0.00	4.20000%	0.00	4.20000%	8	11/17/20	11/17/20	11/23/20
21	30294714	0.00	4.29800%	0.00	4.29800%	8	06/03/21	05/06/20	07/27/21
Totals		16,300,797.17		16,300,797.17
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
30	30308521 11/13/20	7,715,599.54	5,960,000.00	5,287,409.04	1,470,872.46	5,287,409.04	3,816,536.58	3,899,062.96	(1,202.92)	(82,642.78)	3,981,705.74	46.56%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		7,715,599.54	5,960,000.00	5,287,409.04	1,470,872.46	5,287,409.04	3,816,536.58	3,899,062.96	(1,202.92)	(82,642.78)	3,981,705.74

* Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
30	30308521	10/13/21	0.00	0.00	3,981,705.74	0.00	0.00	1,202.92	0.00	0.00	3,981,705.74
		08/12/21	0.00	0.00	3,980,502.82	0.00	0.00	266.34	0.00	0.00
		06/11/21	0.00	0.00	3,980,236.48	0.00	0.00	92,623.76	0.00	0.00
		04/12/21	0.00	0.00	3,887,612.72	0.00	0.00	(25,520.25)	0.00	0.00
		03/12/21	0.00	0.00	3,913,132.97	0.00	0.00	70.00	0.00	0.00
		02/12/21	0.00	0.00	3,913,062.97	0.00	0.00	14,000.01	0.00	0.00
		11/13/20	0.00	0.00	3,899,062.96	0.00	0.00	3,899,062.96	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	1,202.92	0.00	0.00	1,202.92
Cumulative Totals			0.00	0.00	3,981,705.74	0.00	0.00	3,981,705.74	0.00	0.00	3,981,705.74

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential											Page 26 of 28

				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
3	0.00	0.00	10,000.00	0.00	0.00	95,520.76	0.00	0.00	0.00	0.00	0.00	0.00
7	0.00	0.00	6,552.26	0.00	0.00	93,438.36	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	0.00	4,837.70	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	2,136.23	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	2,382.72	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	2,398.01	0.00	0.00	2,280.60	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	18.64	0.00	0.00	0.00
Total	0.00	0.00	28,306.92	0.00	0.00	191,239.72	0.00	0.00	18.64	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		219,565.28

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Supplemental Notes
None

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 28 of 28